Property and Equipment, Net - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 18,670	$ 10,274
Depreciation expense, discontinued operations	$ 13,628	$ 57,141